OTHER (EXPENSE)/INCOME, NET (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of Other Income and Expense [Abstract]
Schedule of Total Other Income and Expense
The following table summarizes the total other (expense)/income, net:

	Three months ended June 30,		Six months ended June 30,
(Dollars in thousands)	2025	2024	2025	2024
Foreign currency exchange (loss)/gain, net	$(109,993)	$12,187	$(165,185)	$60,704
Other income, net	1,865	248	2,549	1,412
Total other (expense)/income, net	$(108,128)	$12,435	$(162,636)	$62,116